Consolidated statements of changes in equity (Parenthetical) - EUR (€) € in Millions		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity	[1]	€ 12,625	€ 12,117	€ 12,023
Reserve of exchange differences on translation		44	45	46
IFRS 16 [Member]
Equity		12,084
IFRS 9 and 15 adjustment [member]
Equity				11,993
Equity attributable to owners of parent [member]
Equity		12,597	12,088	11,999
Equity attributable to owners of parent [member] | IFRS 16 [Member]
Equity		12,055
Equity attributable to owners of parent [member] | IFRS 9 and 15 adjustment [member]
Equity				11,970
Issued capital [member]
Equity		179	185	188
Issued capital [member] | IFRS 16 [Member]
Equity			185
Issued capital [member] | IFRS 9 and 15 adjustment [member]
Equity				188
Non-controlling interests [member]
Equity		28	29	24
Non-controlling interests [member] | IFRS 16 [Member]
Equity		29
Non-controlling interests [member] | IFRS 9 and 15 adjustment [member]
Equity				24
Reserve of cash flow hedges [member]
Equity		(24)	(10)	23
Reserve of cash flow hedges [member] | IFRS 16 [Member]
Equity		(10)
Reserve of cash flow hedges [member] | IFRS 9 and 15 adjustment [member]
Equity				23
Reserve of exchange differences on translation [member]
Equity	[2]	978	739	392
Reserve of exchange differences on translation [member] | IFRS 16 [Member]
Equity	[2]	739
Reserve of exchange differences on translation [member] | IFRS 9 and 15 adjustment [member]
Equity	[2]			392
Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member]
Equity	[3]	(303)	(181)	(30)
Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member] | IFRS 16 [Member]
Equity	[3]	(181)
Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member] | IFRS 9 and 15 adjustment [member]
Equity	[3]			(34)
Retained earnings [member]
Equity		8,296	8,266	8,596
Retained earnings [member] | IFRS 16 [Member]
Equity		8,232
Retained earnings [member] | IFRS 9 and 15 adjustment [member]
Equity				8,571
Share premium [member]
Equity		3,671	3,487	3,311
Share premium [member] | IFRS 16 [Member]
Equity		3,487
Share premium [member] | IFRS 9 and 15 adjustment [member]
Equity				3,311
Treasury shares [member]
Equity		(201)	€ (399)	(481)
Treasury shares [member] | IFRS 16 [Member]
Equity		€ (399)
Treasury shares [member] | IFRS 9 and 15 adjustment [member]
Equity				€ (481)

[1]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[2]	Cumulative translation adjustments related to investments in associates were EUR 44 million at December 31, 2019 (2018: EUR 45 million, 2017: EUR 46 million).
[3]	Previously available-for-sale financial assets.